Investment Securities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Summary of Amortized Cost and Fair Value of Securities Available for Sale and Held to Maturity

The following table summarizes the amortized cost and fair value of securities available for sale and held to maturity at March 31, 2018 and December 31, 2017, and the corresponding amounts of gross unrealized gains and losses recognized in accumulated other comprehensive income:

(dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
March 31, 2018
Available for sale
Government agency securities	$7,746	$—	$(264)	$7,482
Mortgage-backed securities
Government sponsored agencies	38,843	—	(1,171)	37,672
Corporate debt securities	37,736	145	(187)	37,694

	$84,325	$145	$(1,622)	$82,848

Held to maturity
Municipal taxable securities	$4,294	$165	$—	$4,459
Municipal securities	5,704	4	(147)	5,561

	$9,998	$169	$(147)	$10,020

December 31, 2017
Available for sale
Government agency securities	$7,968	$—	$(152)	$7,816
Mortgage-backed securities
Government sponsored agencies	39,806	17	(608)	39,215
Corporate debt securities	17,813	161	(48)	17,926

	$65,587	$178	$(808)	$64,957

Held to maturity
Municipal taxable securities	$4,295	$228	$—	$4,523
Municipal securities	5,714	32	(19)	5,727

	$10,009	$260	$(19)	$10,250

The following table summarizes the amortized cost and fair value of securities available for sale and held to maturity at December 31, 2017 and 2016, and the corresponding amounts of gross unrealized gains and losses recognized in accumulated other comprehensive income:

(dollars in thousands) December 31, 2017	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available for sale
Government agency securities	$7,968	$—	$(152)	$7,816
Mortgage-backed securities
Government sponsored agencies	39,806	17	(608)	39,215
Corporate debt securities	17,813	161	(48)	17,926

	$65,587	$178	$(808)	$64,957

Held to maturity
Municipal taxable securities	$4,295	$228	$—	$4,523
Municipal securities	5,714	32	(19)	5,727

	$10,009	$260	$(19)	$10,250

December 31, 2016
Available for sale
Government agency securities	$5,453	$—	$(136)	$5,317
Mortgage-backed securities
Government sponsored agencies	23,913	38	(311)	23,640
Corporate debt securities	10,364	21	(65)	10,320

	$39,730	$59	$(512)	$39,277

Held to maturity
Municipal taxable securities	$5,301	$328	$—	$5,629
Municipal securities	913	11	—	924

	$6,214	$339	$—	$6,553

Amortized Cost and Fair Value of Investment Securities Portfolio Expected Maturity

Expected maturities may differ from contractual maturities if borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	Available for Sale		Held to Maturity
(dollars in thousands)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due from one to five years	$52,326	$51,530	$2,780	$2,865
Due from five to ten years	27,958	27,333	2,397	2,481
Due from ten years and greater	4,041	3,985	4,821	4,674

	$84,325	$82,848	$9,998	$10,020

The amortized cost and fair value of the investment securities portfolio as of December 31, 2017 are shown by expected maturity below. Expected maturities may differ from contractual maturities if borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	Available for Sale		Held to Maturity
(dollars in thousands)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due from one to five years	$35,221	$34,825	$2,780	$2,897
Due from five to ten years	26,321	26,102	2,404	2,521
Due from ten years and greater	4,045	4,030	4,825	4,832

	$65,587	$64,957	$10,009	$10,250

Summary of Available for Sale Securities With Unrealized Losses

The following table summarizes available for sale securities with unrealized losses at March 31, 2018 and December 31, 2017, aggregated by major security type and length of time in a continuous unrealized loss position:

	Less than Twelve Months		Twelve Months or More		Total
(dollars in thousands)	Unrealized Losses	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses	Estimated Fair Value
March 31, 2018
Government agency securities	$(112)	$3,873	$(152)	$3,609	$(264)	$7,482
Mortgage-backed securities
Government sponsored agencies	(786)	25,484	(385)	11,852	(1,171)	37,336
Corporate debt securities	(119)	9,660	(68)	1,937	(187)	11,597

Total available for sale	$(1,017)	$39,017	$(605)	$17,398	$(1,622)	$56,415

Municipal securities	$(147)	$4,674	$—	$—	$(147)	$4,674

Total held to maturity	$(147)	$4,674	$—	$—	$(147)	$4,674

December 31, 2017
Government agency securities	$(32)	$4,039	$(120)	$3,777	$(152)	$7,816
Mortgage-backed securities
Government sponsored agencies	(359)	23,609	(249)	11,887	(608)	35,496
Corporate debt securities	(15)	5,035	(33)	1,972	(48)	7,007

Total available for sale	$(406)	$32,683	$(402)	$17,636	$(808)	$50,319

Municipal securities	$(19)	$2,232	$—	$—	$(19)	$2,232

Total held to maturity	$(19)	$2,232	$—	$—	$(19)	$2,232

The following table summarizes securities with unrealized losses at December 31, 2017 and December 31, 2016, aggregated by major security type and length of time in a continuous unrealized loss position. There were no held to maturity securities in a continuous unrealized loss position at December 31, 2016:

	Less than Twelve Months		Twelve Months or More		Total
(dollars in thousands)	Unrealized Losses	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses	Estimated Fair Value
December 31, 2017
Government agency securities	$(32)	$4,039	$(120)	$3,777	$(152)	$7,816
Mortgage-backed securities
Government sponsored agencies	(359)	23,609	(249)	11,887	(608)	35,496
Corporate debt securities	(15)	5,035	(33)	1,972	(48)	7,007

Total available for sale	$(406)	$32,683	$(402)	$17,636	$(808)	$50,319

Municipal securities	$(19)	$2,232	$—	$—	$(19)	$2,232

Total held to maturity	$(19)	$2,232	$—	$—	$(19)	$2,232

December 31, 2016
Government agency securities	$(136)	$5,317	$—	$—	$(136)	$5,317
Mortgage-backed securities
Government sponsored agencies	(221)	16,231	(90)	2,504	(311)	18,735
Corporate debt securities	(65)	5,147	—	—	(65)	5,147

Total available for sale	$(422)	$26,695	$(90)	$2,504	$(512)	$29,199